Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2009
Leases [Abstract]
Percentage of operating locations (in hundredths)	21.00%
Initial term of operating lease, lower range	20 years
Initial term of operating lease, upper range	25 years
Cancellation option intervals related to additional terms of lease	five-year intervals
Executory costs and imputed interest	$ 106
Minimum sublease rentals	18
Charges related to facilities that were closed or relocated	54	90	67
Number of assigned leases (in number of lease)	27
Maximum potential undiscounted future payments	30
Capital Leases, Future Minimum Payments Due [Abstract]
2012	9
2013	11
2014	11
2015	10
2016	10
Later	168
Total minimum lease payments	219
Operating Leases, Future Minimum Payments Due [Abstract]
2012	2,381
2013	2,379
2014	2,336
2015	2,277
2016	2,215
Later	24,617
Total minimum lease payments	36,205
Changes in Reserve for Facility Closings and Related Lease Termination Charges [Roll Forward]
Balance - beginning of period	151	99
Provision for present value of non-cancellable lease payments of closed facilities	49	77
Assumptions about future sublease income, terminations, and changes in interest rates	(19)	(9)
Interest accretion	24	22
Cash payments, net of sublease income	(60)	(45)
Reserve acquired through acquisition	0	7
Balance - end of period	145	151	99
Rent Expense, Net [Abstract]
Minimum rentals	2,506	2,218	1,973
Contingent rentals	9	9	11
Less: Sublease rental income	(15)	(9)	(9)
Total rental expense	$ 2,500	$ 2,218	$ 1,975